Shareholder Report, Average Annual Return (Details)	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended		15 Months Ended			16 Months Ended		17 Months Ended		18 Months Ended		20 Months Ended		21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended			26 Months Ended			27 Months Ended				30 Months Ended		35 Months Ended
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YieldMax AAPL Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								11.17%																														13.26%
YieldMax(R) ABNB Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(8.22%)								(11.17%)
YieldMax(R) AI Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(36.29%)																	(34.51%)
YieldMax(R) AMD Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								58.57%																			34.61%
YieldMax(R) AMZN Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								28.81%																											30.87%
YieldMax(TM) BABA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								42.90%						49.61%
YieldMaxTM Bitcoin Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								31.22%												13.74%
YieldMax(R) BRK.B Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(2.77%)
YieldMax COIN Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								39.94%																									137.87%
YieldMaxTM CVNA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						20.50%
YieldMax DIS Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								12.80%																								11.20%
YieldMax(R) DKNG Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(26.06%)
YieldMax Gold Miners Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								47.42%									30.12%
YieldMax GOOGL Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								47.95%																										21.98%
YieldMax(R) HOOD Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					122.37%
YieldMax Innovation Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								53.68%																															17.38%
YieldMax JPM Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								23.05%																						18.48%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Average Annual Return [Line Items]
Average Annual Return, Percent								31.85%															31.36%
YieldMax(TM) MARA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(28.01%)
YieldMax META Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								6.96%																										27.97%
YieldMax MRNA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(48.88%)																		(43.71%)
YieldMax MSFT Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								25.53%																								24.40%
YieldMaxTM MSTR Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								4.95%														92.30%
YieldMax NFLX Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								33.04%																												37.73%
YieldMax NVDA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								36.93%																													76.49%
YieldMax(TM) PLTR Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								211.94%	186.90%
YieldMax PYPL Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(12.88%)																				10.86%
YieldMax(R) RBLX Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.18%)
YieldMaxTM Short COIN Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(63.59%)							(50.33%)
YieldMaxTM Short N100 Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(15.67%)					(15.32%)
YieldMaxTM Short NVDA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(40.99%)				(42.26%)
YieldMaxTM Short TSLA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(48.24%)											(44.82%)
YieldMax(TM) SMCI Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								25.00%			(7.46%)
YieldMax SNOW Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								93.18%										58.56%
YieldMax TSLA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								62.26%																															18.41%
YieldMax(TM) TSM Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								44.11%																														41.62%
YieldMax Ultra Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								23.26%													8.06%
YieldMax(R) Ultra Short Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.12%)
YieldMaxTM Universe Fund of Option Income ETFs
Average Annual Return [Line Items]
Average Annual Return, Percent								27.41%																23.83%
YieldMax XOM Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(3.95%)																							(0.40%)
YieldMax XYZ Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(7.96%)																					19.01%
S&P 500 ® TR
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	7.38%	9.49%	15.11%	22.22%	14.37%	14.28%	21.45%	20.25%	19.76%	21.64%	24.54%	22.08%	26.56%	18.35%	19.83%	20.66%	20.68%	24.54%	24.24%	21.17%	22.18%	22.15%	23.97%	25.20%	28.77%	24.13%	25.95%	26.19%	23.47%	22.77%	24.36%	22.63%	21.56%	21.28%	22.09%		23.47%	21.73%
S&P 500 ® TR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																																					24.25%